Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2021	2022

	(in thousands)
Unsecured borrowings	$52,500	46,500
Less: current portion	(6,000)	(6,000)
Total	$46,500	40,500
Unused long-term credit lines	$40,000	83,500
Interest rate	0.62467%~ 0.73055%	5.48%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

Schedule of reconciliation of borrowings to cash flows arising from financing activities

	Year ended December 31,
	2021	2022

	(in thousands)
Balance at beginning of year	$58,500	52,500
Change from financing activities:
Proceeds from borrowings	-	40,000
Repayments of borrowings	(6,000)	(46,000)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$52,500	46,500